Annual Fund Operating Expenses - EQUITY INDEX FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.09%
Other expenses	0.04%
Total annual Fund operating expenses	0.13%
Investor
Operating Expenses:
Management fee	0.09%
Other expenses	0.31%
Total annual Fund operating expenses	0.40%